UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Real Assets Fund

Investor Class (PRAFX)

This annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$90	0.90%

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. Commodities experienced mixed performance. Oil and gas prices rose due to geopolitical tensions, while base metals were volatile, with copper fluctuating due to economic concerns in China. Gold hit record highs amid geopolitical uncertainty and central bank purchases, but gains were tempered by a strong U.S. dollar. The global real estate market faced volatility, as most countries underperformed the broader index.

  Versus the MSCI All Country World Index Net, security selection within the metals and mining industry boosted relative results. Security selection within natural resources was also beneficial.

  Conversely, an underweight allocation to the U.S. real estate market weighed on relative results. Security selection within the sector also detracted from performance.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,102	10,231
2015	9,593	10,266
2015	8,400	9,296
2015	8,531	9,764
2016	9,360	9,787
2016	10,152	9,884
2016	10,454	10,408
2016	10,324	10,531
2017	10,574	11,259
2017	10,420	11,740
2017	10,814	12,348
2017	11,406	13,056
2018	10,888	12,931
2018	11,366	13,000
2018	11,259	13,555
2018	10,092	11,827
2019	11,402	13,267
2019	11,532	13,746
2019	11,372	13,742
2019	12,069	14,973
2020	8,905	11,774
2020	10,693	14,036
2020	11,124	15,178
2020	12,913	17,406
2021	13,954	18,202
2021	15,110	19,548
2021	14,714	19,342
2021	16,234	20,633
2022	16,786	19,527
2022	13,772	16,469
2022	12,860	15,346
2022	14,569	16,844
2023	14,924	18,075
2023	14,730	19,191
2023	14,214	18,538
2023	15,530	20,584
2024	15,967	22,271
2024	15,760	22,910
2024	17,223	24,425
2024	15,582	24,183

202501-4140694, 202502-4108737

F176-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Assets Fund (Investor Class)	0.33%	5.24%	4.54%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	9.23

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,921,448
  Number of Portfolio Holdings312
  Investment Advisory Fees Paid (000s)$7,361
  Portfolio Turnover Rate41.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.2%
Gold	9.9
Retail Real Estate Investment Trusts	6.1
Industrial Real Estate Investment Trusts	5.8
Oil & Gas Exploration & Production	5.7
Steel	5.7
Integrated Oil & Gas	5.4
Multi-Family Residential Real Estate Investment Trusts	4.7
Data Center Real Estate Investment Trusts	3.9
Other	42.6

Top Ten Holdings (as a % of Net Assets)

Equinix	3.5%
BHP Group	3.0
Prologis	2.1
Welltower	1.9
Public Storage	1.9
Simon Property Group	1.7
Exxon Mobil	1.7
Freeport-McMoRan	1.6
Regency Centers	1.5
American Tower	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Assets Fund

Investor Class (PRAFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Real Assets Fund

I Class (PRIKX)

This annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$67	0.67%

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. Commodities experienced mixed performance. Oil and gas prices rose due to geopolitical tensions, while base metals were volatile, with copper fluctuating due to economic concerns in China. Gold hit record highs amid geopolitical uncertainty and central bank purchases, but gains were tempered by a strong U.S. dollar. The global real estate market faced volatility, as most countries underperformed the broader index.

  Versus the MSCI All Country World Index Net, security selection within the metals and mining industry boosted relative results. Security selection within natural resources was also beneficial.

  Conversely, an underweight allocation to the U.S. real estate market weighed on relative results. Security selection within the sector also detracted from performance.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
9/30/15	476,390	478,503
12/31/15	483,825	502,567
3/31/16	530,871	503,764
6/30/16	575,779	508,746
9/30/16	593,421	535,719
12/31/16	586,087	542,091
3/31/17	600,289	579,540
6/30/17	592,095	604,304
9/30/17	614,490	635,620
12/31/17	648,667	672,041
3/31/18	619,232	665,579
6/30/18	647,001	669,131
9/30/18	640,892	697,749
12/31/18	574,953	608,773
3/31/19	649,103	682,891
6/30/19	657,089	707,556
9/30/19	647,963	707,373
12/31/19	688,317	770,690
3/31/20	508,169	606,031
6/30/20	610,272	722,503
9/30/20	635,505	781,245
12/31/20	737,718	895,965
3/31/21	797,501	936,923
6/30/21	863,859	1,006,192
9/30/21	841,740	995,584
12/31/21	929,639	1,062,053
3/31/22	961,379	1,005,119
6/30/22	789,247	847,712
9/30/22	737,363	789,901
12/31/22	835,646	867,018
3/31/23	856,864	930,361
6/30/23	846,255	987,831
9/30/23	817,547	954,220
12/31/23	893,060	1,059,512
3/31/24	919,158	1,146,353
6/30/24	907,700	1,179,245
9/30/24	992,359	1,257,239
12/31/24	898,445	1,244,807

202501-4140694, 202502-4108737

F522-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Real Assets Fund (I Class)	0.60%	5.47%	6.47%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	10.06	10.26

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,921,448
  Number of Portfolio Holdings312
  Investment Advisory Fees Paid (000s)$7,361
  Portfolio Turnover Rate41.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.2%
Gold	9.9
Retail Real Estate Investment Trusts	6.1
Industrial Real Estate Investment Trusts	5.8
Oil & Gas Exploration & Production	5.7
Steel	5.7
Integrated Oil & Gas	5.4
Multi-Family Residential Real Estate Investment Trusts	4.7
Data Center Real Estate Investment Trusts	3.9
Other	42.6

Top Ten Holdings (as a % of Net Assets)

Equinix	3.5%
BHP Group	3.0
Prologis	2.1
Welltower	1.9
Public Storage	1.9
Simon Property Group	1.7
Exxon Mobil	1.7
Freeport-McMoRan	1.6
Regency Centers	1.5
American Tower	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Assets Fund

I Class (PRIKX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Real Assets Fund

Z Class (TRZRX)

This annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Equity markets were broadly positive in 2024. U.S. stocks produced strong gains, and various equity indexes reached new all-time highs during the year. Developed non-U.S. equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world. Commodities experienced mixed performance. Oil and gas prices rose due to geopolitical tensions, while base metals were volatile, with copper fluctuating due to economic concerns in China. Gold hit record highs amid geopolitical uncertainty and central bank purchases, but gains were tempered by a strong U.S. dollar. The global real estate market faced volatility, as most countries underperformed the broader index.

  Versus the MSCI All Country World Index Net, security selection within the metals and mining industry boosted relative results. Security selection within natural resources was also beneficial.

  Conversely, an underweight allocation to the U.S. real estate market weighed on relative results. Security selection within the sector also detracted from performance.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
3/31/20	10,743	10,810
6/30/20	12,924	12,888
9/30/20	13,482	13,936
12/31/20	15,691	15,982
3/31/21	16,984	16,713
6/30/21	18,429	17,948
9/30/21	17,985	17,759
12/31/21	19,891	18,945
3/31/22	20,606	17,929
6/30/22	16,949	15,121
9/30/22	15,868	14,090
12/31/22	18,014	15,466
3/31/23	18,495	16,596
6/30/23	18,295	17,621
9/30/23	17,706	17,021
12/31/23	19,372	18,899
3/31/24	19,975	20,448
6/30/24	19,756	21,035
9/30/24	21,648	22,426
12/31/24	19,619	22,205

202501-4140694, 202502-4108737

F1266-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Real Assets Fund (Z Class)	1.28%	15.09%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	17.49	18.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$9,921,448
  Number of Portfolio Holdings312
  Investment Advisory Fees Paid (000s)$7,361
  Portfolio Turnover Rate41.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Diversified Metals & Mining	10.2%
Gold	9.9
Retail Real Estate Investment Trusts	6.1
Industrial Real Estate Investment Trusts	5.8
Oil & Gas Exploration & Production	5.7
Steel	5.7
Integrated Oil & Gas	5.4
Multi-Family Residential Real Estate Investment Trusts	4.7
Data Center Real Estate Investment Trusts	3.9
Other	42.6

Top Ten Holdings (as a % of Net Assets)

Equinix	3.5%
BHP Group	3.0
Prologis	2.1
Welltower	1.9
Public Storage	1.9
Simon Property Group	1.7
Exxon Mobil	1.7
Freeport-McMoRan	1.6
Regency Centers	1.5
American Tower	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Assets Fund

Z Class (TRZRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	9,200	9,536
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRAFX Real Assets Fund
PRIKX Real Assets Fund–
.
I Class
TRZRX Real Assets Fund–
.
Z Class

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 14.22 $ 13.55 $ 15.30 $ 12.40 $ 11.75
Investment activities
Net investment income
(1)(2)
0.25 0.32 0.41 0.29 0.25
Net realized and unrealized
gain/loss (0.19) 0.57 (1.97) 2.89 0.57
Total from investment
activities 0.06 0.89 (1.56) 3.18 0.82
Distributions
Net investment income (0.22) (0.22) (0.19) (0.28) (0.17)
NET ASSET VALUE
End of period $ 14.06 $ 14.22 $ 13.55 $ 15.30 $ 12.40
Ratios/Supplemental Data
Total return
(2)(3)
0.33% 6.60% (10.26)% 25.72% 6.99%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.90% 0.95% 0.92% 0.84% 0.83%
Net expenses after
waivers/payments by Price
Associates 0.90% 0.95% 0.92% 0.84% 0.83%
Net investment income 1.72% 2.34% 2.91% 2.03% 2.34%
Portfolio turnover rate 41.3% 65.1% 47.8% 55.7% 52.5%
Net assets, end of period (in
millions) $81 $142 $145 $323 $335
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 14.03 $ 13.39 $ 15.23 $ 12.34 $ 11.73
Investment activities
Net investment income
(1)(2)
0.29 0.34 0.38 0.31 0.23
Net realized and unrealized
gain/loss (0.19) 0.57 (1.91) 2.89 0.61
Total from investment
activities 0.10 0.91 (1.53) 3.20 0.84
Distributions
Net investment income (0.27) (0.27) (0.31) (0.31) (0.23)
NET ASSET VALUE
End of period $ 13.86 $ 14.03 $ 13.39 $ 15.23 $ 12.34
Ratios/Supplemental Data
Total return
(2)(3)
0.60% 6.87% (10.11)% 26.02% 7.18%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.69% 0.68% 0.67% 0.66%
Net expenses after
waivers/payments by Price
Associates 0.67% 0.69% 0.68% 0.67% 0.66%
Net investment income 2.00% 2.54% 2.76% 2.19% 2.15%
Portfolio turnover rate 41.3% 65.1% 47.8% 55.7% 52.5%
Net assets, end of period (in
thousands) $1,250,513 $1,153,256 $822,109 $508,942 $367,792
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 14.13 $ 13.47 $ 15.28 $ 12.38 $ 8.07
Investment activities
Net investment income
(2)(3)
0.39 0.44 0.50 0.41 0.21
Net realized and unrealized
gain/loss (0.19) 0.56 (1.93) 2.89 4.38
Total from investment
activities 0.20 1.00 (1.43) 3.30 4.59
Distributions
Net investment income (0.36) (0.34) (0.38) (0.40) (0.28)
NET ASSET VALUE
End of period $ 13.97 $ 14.13 $ 13.47 $ 15.28 $ 12.38
Ratios/Supplemental Data
Total return
(3)(4)
1.28% 7.54% (9.43)% 26.76% 56.91%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.65% 0.66% 0.65% 0.65% 0.65%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 2.67% 3.24% 3.57% 2.88% 2.38%
(5)
Portfolio turnover rate 41.3% 65.1% 47.8% 55.7% 52.5%
Net assets, end of period (in
millions) $8,590 $8,355 $5,657 $4,113 $2,914
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Real Assets Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
CLOSED-END MUTUAL FUNDS  0.1%
TRUSTS & FUNDS  0.1%
Trusts & Mutual Funds  0.1%
Sprott Physical Uranium Trust (CAD) (1) 417,700 7,224
Total Trusts & Funds 7,224
Total Closed-End Mutual Funds (Cost $9,767) 7,224
COMMON STOCKS  95.6%
COMMUNICATION SERVICES  0.1%
Integrated Telecommunication Services  0.1%
Cellnex Telecom (EUR)  257,237 8,125
Total Communication Services 8,125
CONSUMER DISCRETIONARY  0.8%
Homebuilding  0.2%
Open House Group (JPY)  380,600 12,853
Persimmon (GBP)  573,748 8,571
21,424
Hotels, Resorts, & Cruise Lines  0.6%
Hilton Worldwide Holdings  157,342 38,889
Marriott International, Class A  79,822 22,265
61,154
Total Consumer Discretionary 82,578
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2,705 (1)(2)(3) 146,479 513
Total Consumer Staples 513
ENERGY  19.6%
Coal & Consumable Fuels  1.0%
Cameco  1,031,996 53,034
NAC Kazatomprom, GDR  654,187 24,683
Uranium Energy (1) 2,362,974 15,808
Yellow Cake (GBP) (1) 1,081,521 6,777
100,302
Integrated Oil & Gas  5.4%
Chevron  658,779 95,417
Exxon Mobil  1,541,988 165,872

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galp Energia (EUR)  2,090,164 34,644
Shell (GBP)  3,624,244 112,971
Suncor Energy (CAD)  1,398,582 49,923
TotalEnergies (EUR)  1,315,409 73,288
532,115
Oil & Gas Drilling  0.2%
Noble  499,994 15,700
15,700
Oil & Gas Equipment & Services  2.6%
Atlas Energy Solutions (4) 808,840 17,940
Baker Hughes  1,106,890 45,405
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(5) 2,530,088 1,366
Expro Group Holdings (1) 997,963 12,445
Halliburton  664,600 18,070
Kodiak Gas Services  452,876 18,491
Schlumberger  1,526,475 58,525
TechnipFMC  1,525,034 44,135
Tenaris, ADR  506,749 19,150
Weatherford International  255,456 18,298
253,825
Oil & Gas Exploration & Production  5.7%
Canadian Natural Resources (CAD)  2,078,326 64,166
ConocoPhillips  1,244,552 123,422
Diamondback Energy  319,954 52,418
EOG Resources  625,478 76,671
EQT  1,124,265 51,840
Expand Energy  513,161 51,085
Hess  120,476 16,025
Ovintiv  652,955 26,445
Permian Resources  1,864,189 26,807
Range Resources  1,045,203 37,606
Texas Pacific Land (4) 15,900 17,585
Viper Energy  447,536 21,961
566,031
Oil & Gas Refining & Marketing  1.6%
Marathon Petroleum  435,969 60,818
Phillips 66  419,336 47,775
Valero Energy  415,453 50,930
159,523

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas Storage & Transportation  3.1%
Enbridge  1,495,996 63,475
Kinder Morgan  697,406 19,109
ONEOK  558,200 56,043
South Bow (CAD) (4) 801,659 18,917
Targa Resources  347,137 61,964
Williams  1,564,350 84,663
304,171
Total Energy 1,931,667
INDUSTRIALS & BUSINESS SERVICES  1.6%
Agricultural & Farm Machinery  0.1%
AGCO  121,900 11,395
11,395
Construction & Engineering  0.2%
Quanta Services  66,394 20,984
20,984
Electrical Components & Equipment  0.3%
Hubbell  18,957 7,941
Schneider Electric (EUR)  76,790 19,117
27,058
Heavy Electrical Equipment  0.3%
GE Vernova  87,908 28,916
28,916
Industrial Machinery & Supplies & Components  0.2%
Stanley Black & Decker  196,849 15,805
15,805
Marine Ports & Services  0.1%
Mitsubishi Logistics (JPY)  1,526,000 11,161
11,161
Rail Transportation  0.4%
Canadian National Railway (CAD)  82,370 8,365
Canadian Pacific Kansas City  121,894 8,821
CSX  276,216 8,913
Norfolk Southern  36,193 8,495
Union Pacific  41,674 9,503
44,097
Total Industrials & Business Services 159,416

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  0.2%
Semiconductor Materials & Equipment  0.2%
Entegris  157,807 15,632
Total Information Technology 15,632
MATERIALS  33.5%
Aluminum  0.3%
Alcoa  114,662 4,332
Aluminium Bahrain (BHD)  3,598,687 12,387
Hindalco Industries (INR)  1,484,746 10,419
27,138
Construction Materials  0.3%
Vulcan Materials  109,037 28,048
28,048
Copper  2.8%
Antofagasta (GBP)  911,626 18,059
Capstone Copper (CAD) (1) 1,234,711 7,636
ERO Copper (CAD) (1)(4) 2,688,836 36,251
First Quantum Minerals (CAD) (1) 1,618,987 20,870
Freeport-McMoRan  4,169,341 158,769
Southern Copper  357,414 32,571
274,156
Diversified Chemicals  0.3%
BASF (EUR)  432,664 18,973
Huntsman  548,100 9,882
28,855
Diversified Metals & Mining  9.0%
Adriatic Metals, CDI (AUD) (1) 4,814,346 11,588
Anglo American (GBP)  3,767,205 111,386
BHP Group (AUD)  12,138,352 296,112
CMOC Group, Class H (HKD)  17,820,000 11,951
Foran Mining (CAD) (1) 4,363,047 11,929
Glencore (GBP)  30,165,155 132,853
Grupo Mexico, Series B (MXN)  7,185,768 34,214
Hudbay Minerals  846,200 6,854
Ivanhoe Electric (1)(4) 1,363,571 10,295
Ivanhoe Mines, Class A (CAD) (1)(4) 2,904,506 34,471
Meridian Mining U.K. Societas (CAD) (1) 1,496,710 401
MP Materials (1)(4) 1,336,948 20,856
NGEx Minerals (CAD) (1)(4) 1,863,810 17,388
Rio Tinto (AUD)  328,443 23,816

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rio Tinto (GBP)  1,182,113 69,780
Saudi Arabian Mining (SAR) (1) 2,005,074 26,796
Teck Resources, Class B  1,819,887 73,760
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(2)(3) 62,199 1,258
895,708
Fertilizers & Agricultural Chemicals  0.5%
CF Industries Holdings  251,657 21,471
Corteva  268,600 15,300
Mosaic  558,423 13,726
50,497
Forest Products  0.6%
Louisiana-Pacific  274,294 28,403
West Fraser Timber (CAD)  346,977 30,064
58,467
Gold  9.9%
Agnico Eagle Mines (CAD)  1,207,557 94,474
Agnico Eagle Mines  222,963 17,438
Alamos Gold, Class A (CAD)  2,774,201 51,182
Alamos Gold, Class A  1,211,086 22,332
Anglogold Ashanti (4) 1,002,330 23,134
Anglogold Ashanti (ZAR)  942,229 21,074
Artemis Gold (CAD) (1) 1,827,696 17,483
Barrick Gold  2,682,363 41,577
Calibre Mining (CAD) (1) 3,167,234 4,737
Capricorn Metals (AUD) (1) 7,736,516 29,911
De Grey Mining (AUD) (1) 3,700,039 4,023
Emerald Resources (AUD) (1) 9,802,583 19,616
Evolution Mining (AUD)  861,568 2,547
Franco-Nevada (CAD)  1,019,280 119,779
G Mining Ventures (CAD) (1) 4,000,607 30,058
Genesis Minerals (AUD) (1) 1,071,302 1,628
Gold Fields (ZAR)  2,639,674 34,536
Greatland Gold (GBP) (1) 10,448,853 833
Harmony Gold Mining (ZAR)  1,887,370 15,129
Kinross Gold  1,873,910 17,371
Lundin Gold (CAD)  1,021,896 21,797
New Gold (CAD) (1) 2,457,330 6,137
Newmont  1,691,138 62,944
Newmont, CDI (AUD)  376,472 13,850
Northern Star Resources (AUD)  5,146,423 48,897
Ora Banda Mining (AUD) (1) 10,580,919 4,229

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Osisko Gold Royalties (CAD)  2,252,589 40,791
Polyus (RUB) (1)(2) 63,061 —
Predictive Discovery (AUD) (1) 61,073,210 8,664
Royal Gold  136,505 17,998
Skeena Resources (CAD) (1)(4) 2,979,369 25,908
Snowline Gold (CAD) (1) 2,894,118 10,288
Wesdome Gold Mines (CAD) (1) 1,741,713 15,643
Wheaton Precious Metals (CAD)  1,863,282 104,879
Zijin Mining Group, Class H (HKD)  19,424,000 35,056
985,943
Industrial Gases  1.2%
Air Liquide (EUR)  254,008 41,291
Linde  191,418 80,141
121,432
Paper & Plastic Packaging Products & Materials  0.6%
International Paper  407,365 21,925
Packaging Corp. of America  150,035 33,777
55,702
Precious Metals & Minerals  0.9%
Alrosa (RUB) (2) 19,084,530 —
Anglo American Platinum (ZAR)  436,361 13,162
ARE Holdings (JPY)  72,100 779
Impala Platinum Holdings (ZAR) (1) 6,883,573 32,184
Industrias Penoles (MXN) (1) 986,660 12,559
Northam Platinum Holdings (ZAR)  3,881,424 20,043
Sibanye Stillwater (ZAR) (1) 11,506,440 9,185
SilverCrest Metals (CAD) (1) 460,203 4,197
92,109
Silver  0.0%
Aya Gold & Silver (CAD) (1)(4) 275,808 2,061
2,061
Specialty Chemicals  1.4%
HB Fuller  185,311 12,505
International Flavors & Fragrances  260,311 22,009
RPM International  174,532 21,478
Sherwin-Williams  135,420 46,034
Shin-Etsu Chemical (JPY)  1,084,800 35,730
137,756
Steel  5.7%
ArcelorMittal (EUR)  729,883 16,958
Champion Iron (AUD)  4,185,625 14,858

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Champion Iron (CAD) (4) 5,396,138 19,446
Cleveland-Cliffs (1) 1,599,068 15,031
Commercial Metals  245,771 12,190
Fortescue (AUD)  1,024,574 11,537
Hoa Phat Group (VND) (1) 59,022,270 61,659
Nippon Steel (JPY)  2,078,600 41,771
Nucor  638,696 74,542
Reliance  269,627 72,600
Steel Dynamics  1,013,618 115,624
United States Steel  312,000 10,605
Vale, ADR  9,487,180 84,151
Warrior Met Coal  345,950 18,764
569,736
Total Materials 3,327,608
REAL ESTATE  38.8%
Data Center Real Estate Investment Trusts  3.9%
Digital Core REIT Management  14,270,300 8,283
Digital Realty Trust, REIT  114,600 20,322
Equinix, REIT  364,207 343,407
Keppel DC REIT (SGD)  8,884,300 14,164
386,176
Diversified Real Estate Activites  1.3%
Kerry Properties (HKD)  5,326,000 10,639
Mitsubishi Estate (JPY)  2,526,700 35,075
Mitsui Fudosan (JPY)  6,232,100 49,840
Nomura Real Estate Holdings (JPY)  492,600 12,157
Sun Hung Kai Properties (HKD)  2,426,500 23,089
130,800
Diversified Real Estate Investment Trusts  0.3%
Broadstone Net Lease, REIT  241,217 3,826
Essential Properties Realty Trust, REIT  300,000 9,384
WP Carey, REIT  362,420 19,744
32,954
Health Care Real Estate Investment Trusts  3.3%
Alexandria Real Estate Equities, REIT  160,880 15,694
Ventas, REIT  2,016,179 118,733
Welltower, REIT  1,505,519 189,740
324,167
Hotel & Resort Real Estate Investment Trusts  1.1%
Apple Hospitality REIT, REIT  2,934,828 45,050
Host Hotels & Resorts, REIT  1,342,799 23,526

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invincible Investment (JPY) (4) 55,341 23,192
Pebblebrook Hotel Trust, REIT  1,003,011 13,591
105,359
Industrial Real Estate Investment Trusts  5.8%
EastGroup Properties, REIT  322,368 51,737
Goodman Group (AUD)  2,827,036 62,144
Lineage, REIT  173,901 10,185
Mapletree Industrial Trust (SGD)  7,822,700 12,647
Prologis, REIT  1,961,900 207,373
Rexford Industrial Realty, REIT  2,497,913 96,569
Segro (GBP)  4,673,315 40,990
Terreno Realty, REIT  1,246,598 73,724
Warehouses De Pauw (EUR)  930,180 18,285
573,654
Multi-Family Residential Real Estate Investment
Trusts  4.7%
Apartment Investment & Management, Class A, REIT (1) 579,955 5,272
AvalonBay Communities, REIT  623,356 137,120
Boardwalk Real Estate Investment Trust (CAD) (4) 323,340 14,453
Camden Property Trust, REIT  311,188 36,110
Canadian Apartment Properties REIT (CAD) (4) 415,091 12,310
Equity Residential, REIT  1,612,639 115,723
Essex Property Trust, REIT  455,630 130,055
UNITE Group (GBP)  1,586,367 16,051
467,094
Office Real Estate Investment Trusts  1.5%
Derwent London (GBP)  703,263 17,240
Douglas Emmett, REIT  1,346,833 24,997
Gecina (EUR)  200,734 18,806
Kilroy Realty, REIT  1,140,383 46,129
Vornado Realty Trust, REIT  1,008,739 42,407
149,579
Other Specialized Real Estate Investment Trusts  1.3%
EPR Properties, REIT  92,960 4,116
Gaming & Leisure Properties, REIT  1,698,584 81,804
VICI Properties, REIT  1,580,335 46,162
132,082
Real Estate Development  0.1%
WHA (THB)  63,242,700 10,173
10,173

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Operating Companies  0.5%
Kojamo (EUR) (1) 1,133,004 11,036
LEG Immobilien (EUR)  366,751 31,107
Swire Properties (HKD)  6,318,600 12,813
54,956
Real Estate Services  0.4%
CBRE Group, Class A (1) 102,675 13,480
Colliers International Group  178,065 24,212
37,692
Retail Real Estate Investment Trusts  6.1%
Acadia Realty Trust, REIT  3,153,721 76,194
Agree Realty, REIT (4) 142,797 10,060
CapitaLand Integrated Commercial Trust (SGD)  15,764,144 22,231
Federal Realty Investment Trust, REIT  79,980 8,954
Japan Metropolitan Fund Invest (JPY)  13,893 7,971
Kimco Realty, REIT  1,068,531 25,036
Nexus Select Trust (INR)  7,607,838 12,109
NNN REIT, REIT  312,527 12,767
Realty Income, REIT  1,218,935 65,103
Regency Centers, REIT  2,066,745 152,794
Scentre Group (AUD)  18,848,465 39,899
Simon Property Group, REIT  1,001,461 172,462
605,580
Self-Storage Real Estate Investment Trusts  3.0%
Big Yellow Group (GBP)  582,141 7,000
CubeSmart, REIT  1,786,196 76,538
Extra Space Storage, REIT  42,331 6,333
Public Storage, REIT  630,565 188,816
Shurgard Self Storage (EUR)  638,906 23,704
302,391
Single-Family Residential Real Estate Investment
Trusts  2.8%
American Homes 4 Rent, Class A, REIT  2,705,461 101,238
Equity LifeStyle Properties, REIT  1,240,434 82,613
Sun Communities, REIT  771,163 94,830
278,681
Telecom Tower Real Estate Investment Trusts  2.1%
American Tower, REIT  768,648 140,978
Crown Castle, REIT  259,072 23,513
SBA Communications, REIT  242,666 49,455
213,946

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Timber Real Estate Investment Trusts  0.6%
Rayonier, REIT  902,729 23,561
Weyerhaeuser, REIT  1,157,914 32,595
56,156
Total Real Estate 3,861,440
UTILITIES  1.0%
Electric Utilities  0.9%
Constellation Energy  62,500 13,982
NextEra Energy  430,153 30,838
NRG Energy  103,500 9,338
PG&E  789,404 15,930
Southern  254,278 20,932
91,020
Multi-Utilities  0.1%
Ameren  122,385 10,909
10,909
Total Utilities 101,929
Total Common Stocks (Cost $8,552,205) 9,488,908
CONVERTIBLE PREFERRED STOCKS  1.8%
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $8 (1)(2)(3) 397 1
Total Consumer Staples 1
INDUSTRIALS & BUSINESS SERVICES  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(2)(3) 699,536 909
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(2)(3) 983,766 1,279
Total Industrials & Business Services 2,188
MATERIALS  1.7%
Copper  0.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(3) 64,540 6,861
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(2)(3) 252,242 33,521
40,382

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Metals & Mining  1.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 56,617
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(2)(3) 464,875 39,493
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(2)(3) 141,490 12,020
Sortera Tech, Series C-1, Acquisition Date: 4/13/23 - 9/16/24,
Cost $4,214 (1)(2)(3) 305,757 4,214
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(2)(3) 121,855 2,464
114,808
Specialty Chemicals  0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (1)(2)(3) 696,477 6,470
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(2)(3) 234,786 2,123
8,593
Total Materials 163,783
UTILITIES  0.1%
Renewable Electricity  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $7,693 (1)(2)(3) 318,116 7,693
Total Utilities 7,693
Total Convertible Preferred Stocks (Cost $109,062) 173,665
EQUITY MUTUAL FUNDS  0.5%
Global X Copper Miners ETF  1,384,481 52,859
Total Equity Mutual Funds (Cost $56,163) 52,859
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(2)(3)(5) 141,772 162
Total Energy 162
Total Preferred Stocks (Cost $142) 162

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  2.4%
Money Market Funds  1.9%
T. Rowe Price Treasury Reserve Fund, 4.52% (6)(7) 189,702,645 189,703
189,703
U.S. Treasury Obligations  0.5%
U.S. Treasury Bills, 4.229%, 3/20/25 (8) 9,180,000 9,098
U.S. Treasury Bills, 4.422%, 2/20/25 (8) 40,010,000 39,782
48,880
Total Short-Term Investments (Cost $238,567) 238,583
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 58,069,694 58,069
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 58,069
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.53% (6)(7) 40,436,784 40,437
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 40,437
Total Securities Lending Collateral (Cost $98,506) 98,506
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
USD / JPY,
Call, 1/22/25 @
JPY159.00 (1) 1 243,537 1,251
Citibank
USD / JPY,
Call, 1/22/25 @
JPY159.00 (1) 2 306,463 1,575

T. ROWE PRICE Real Assets Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD / AUD,
Call, 1/22/25 @
USD0.62 (1) 2 386,553 4,743
HSBC Bank
USD / AUD,
Call, 1/22/25 @
USD0.62 (1) 1 163,447 2,005
UBS Investment Bank
S&P 500 Index,
Put, 1/17/25 @
$5,795.00 (1) 1,111 653,449 3,794
Total Options Purchased (Cost $6,396) 13,368
Total Investments in Securities
101.5% of Net Assets
(Cost $9,070,808) $ 10,073,275
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $176,964 and represents 1.8% of net assets.
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2024.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
(8) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
THB Thai Baht
TRY Turkish Lira
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Total Return Swaps (0.1)%
Bank of America, Pay Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Receive Variable 3.889%
(SOFR + (0.74)%) Monthly, 1/20/26 11,585 475 — 475
Bank of America, Receive Underlying
Reference: iShares Semiconductor ETF
Monthly, Pay Variable 5.026% (SOFR +
0.60%) Monthly, 1/20/26 10,806 (592) — (592)
Bank of America, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 5.026% (SOFR +
0.60%) Monthly, 1/20/26 2,901 (92) — (92)
Citibank, Receive Underlying Reference:
Xtrackers FTSE Vietnam Swap UCITS
ETF Monthly, Pay Variable 5.782%
(SOFR + 1.30%) Monthly, 1/21/26 2,941 (93) — (93)
Goldman Sachs, Receive Underlying
Reference: Dow Jones U.S. Select
Home Construction Index Monthly,
Pay Variable 5.276% (SOFR + 0.85%)
Monthly, 1/20/26 30,613 (2,349) — (2,349)
Goldman Sachs, Receive Underlying
Reference: ICE Semiconductor Monthly,
Pay Variable 5.226% (SOFR + 0.80%)
Monthly, 1/20/26 5,912 (317) — (317)
Goldman Sachs, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
5.276% (SOFR + 0.85%) Monthly,
1/20/26 20,449 (1,600) — (1,600)
Morgan Stanley, Pay Underlying
Reference: FTSE EPRA Nareit
Developed Index Monthly, Receive
Variable 4.441% (SOFR + 0.03%)
Monthly, 1/20/26 90,274 3,011 — 3,011
Morgan Stanley, Pay Underlying
Reference: FTSE Nareit All Equity REITs
Index Monthly, Receive Variable 4.476%
(SOFR + 0.05%) Monthly, 1/20/26 91,832 3,460 — 3,460

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iShares MSCI ACWI ETF
Monthly, Receive Variable (1.514)%
(SOFR + (4.03)%) Monthly, 1/20/26 66,808 2,764 — 2,764
Morgan Stanley, Receive Underlying
Reference: OMX Copenhagen 25 NI
Index Monthly, Pay Variable 3.200% (1M
DKK CIBOR + 0.35%) Monthly, 1/20/26
(DKK) 281,653 (1,399) — (1,399)
Morgan Stanley, Receive Underlying
Reference: S&P Homebuilders Select
Industry Index Monthly, Pay Variable
5.076% (SOFR + 0.65%) Monthly,
1/20/26 186,051 (14,542) — (14,542)
Morgan Stanley, Receive Underlying
Reference: Vanguard FTSE All World
ex-US Small-Cap ETF Monthly, Pay
Variable 4.826% (SOFR + 0.40%)
Monthly, 1/20/26 66,566 (2,898) — (2,898)
Total Bilateral Total Return Swaps — (14,172)
Total Bilateral Swaps — (14,172)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/15/25 CAD 54,641 USD 38,639 $ (605)
Bank of America 1/15/25 NOK 1,470,644 USD 133,030 (3,842)
Bank of America 1/15/25 USD 115,233 CNH 836,613 1,196
Bank of America 1/15/25 USD 132,292 SEK 1,442,336 1,824
Barclays Bank 1/15/25 INR 11,191,020 USD 131,826 (1,319)
Barclays Bank 1/15/25 TRY 4,760,178 USD 131,560 985
Barclays Bank 1/15/25 USD 67,889 INR 5,772,064 576
BNP Paribas 1/15/25 GBP 51,512 USD 65,717 (1,237)
Goldman Sachs 2/4/25 BRL 880,449 USD 149,818 (8,234)
HSBC Bank 1/15/25 AUD 93,091 USD 59,780 (2,160)
Toronto-Dominion Bank 1/15/25 MXN 1,284,411 USD 63,432 (1,999)
UBS Investment Bank 1/15/25 EUR 60,743 USD 64,072 (1,114)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (15,929)

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 325 MSCI EAFE Index contracts 3/25 (36,847) $ 1,140
Short, 118 MSCI Emerging Markets Index
contracts 3/25 (6,335) 219
Short, 484 MSCI World Index contracts 3/25 (57,489) 1,948
Long, 63 S&P 400 E-Mini MidCap Index contracts 3/25 19,824 (1,209)
Long, 325 S&P 500 E-mini Index Health Care
Sector contracts 3/25 45,523 (922)
Short, 652 S&P 500 E-Mini Index Real Estate
Select Sector contracts 3/25 (32,804) 1,432
Long, 253 S&P 500 E-Mini Index Technology
Sector contracts 3/25 59,850 (2,202)
Short, 498 S&P/TSX 60 Index contracts 3/25 (102,902) 2,541
Long, 660 TOPIX Index contracts 3/25 116,883 1,708
Short, 975 U.S. Treasury Long Bond contracts 3/25 (110,998) 4,028
Net payments (receipts) of variation margin to date (9,602)
Variation margin receivable (payable) on open futures contracts $ (919)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.52% — — 7,783
Totals $ —# $ — $ 7,783+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 262,380  ¤  ¤ $ 98,506
T. Rowe Price Treasury
Reserve Fund, 4.52% 309,537  ¤  ¤ 189,703
Total $ 288,209^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $7,783 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $288,209.

T. ROWE PRICE Real Assets Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,070,808) $ 10,073,275
Dividends and interest receivable 17,252
Unrealized gain on bilateral swaps 9,710
Foreign currency (cost $8,459) 8,014
Due from affiliates 4,814
Unrealized gain on forward currency exchange contracts 4,581
Receivable for investment securities sold 3,740
Receivable for shares sold 1,833
Cash 179
Other assets 4,753
Total assets 10,128,151
Liabilities
Obligation to return securities lending collateral 98,826
Payable for shares redeemed 40,530
Unrealized loss on bilateral swaps 23,882
Unrealized loss on forward currency exchange contracts 20,510
Payable for investment securities purchased 16,330
Investment management fees payable 5,525
Variation margin payable on futures contracts 919
Payable to directors 8
Other liabilities 173
Total liabilities 206,703
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 9,921,448

T. ROWE PRICE Real Assets Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 502,170
Paid-in capital applicable to 710,822,891 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 9,419,278
NET ASSETS $ 9,921,448
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $80,824; Shares outstanding: 5,749,347) $ 14.06
I Class
(Net assets: $1,250,513; Shares outstanding: 90,228,455) $ 13.86
Z Class
(Net assets: $8,590,111; Shares outstanding:
614,845,089) $ 13.97

T. ROWE PRICE Real Assets Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6,416) $ 271,364
.
  Interest 3,777
Securities lending 1,270
Total income 276,411
Expenses
Investment management 65,661
Shareholder servicing
Investor Class $ 224
I Class 227 451
Prospectus and shareholder reports
Investor Class 19
I Class 8
Z Class 6 33
Custody and accounting 919
Legal and audit 146
Registration 127
Directors 34
Miscellaneous 210
Waived / paid by Price Associates (58,300)
Total expenses 9,281
Net investment income 267,130

T. ROWE PRICE Real Assets Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $584) 109,619
Futures 47,532
Swaps (18,113)
Forward currency exchange contracts (45,142)
Foreign currency transactions (2,777)
Net realized gain 91,119
Change in net unrealized gain / loss
Securities (149,768)
Futures (14,026)
Swaps (13,736)
Forward currency exchange contracts (23,354)
Other assets and liabilities denominated in foreign currencies (414)
Change in net unrealized gain / loss (201,298)
Net realized and unrealized gain / loss (110,179)
INCREASE IN NET ASSETS FROM OPERATIONS $ 156,951

T. ROWE PRICE Real Assets Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 267,130 $ 240,231
Net realized gain (loss) 91,119 (249,338)
Change in net unrealized gain / loss (201,298) 644,965
Increase in net assets from operations 156,951 635,858
Distributions to shareholders
Net earnings
Investor Class (1,229) (2,187)
I Class (23,411) (21,595)
Z Class (216,167) (197,501)
Decrease in net assets from distributions (240,807) (221,283)
Capital share transactions
*
Shares sold
Investor Class 13,905 20,056
I Class 233,859 346,585
Z Class 1,350,112 2,658,389
Distributions reinvested
Investor Class 1,202 2,167
I Class 23,363 21,556
Z Class 216,167 197,501
Shares redeemed
Investor Class (75,462) (31,806)
I Class (145,083) (88,923)
Z Class (1,262,527) (514,156)
Increase in net assets from capital share
transactions 355,536 2,611,369

T. ROWE PRICE Real Assets Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 271,680 3,025,944
Beginning of period 9,649,768 6,623,824
End of period $ 9,921,448 $ 9,649,768
*Share information (000s)
Shares sold
Investor Class 956 1,459
I Class 16,311 25,677
Z Class 95,455 193,961
Distributions reinvested
Investor Class 81 158
I Class 1,600 1,596
Z Class 14,695 14,522
Shares redeemed
Investor Class (5,273) (2,318)
I Class (9,872) (6,465)
Z Class (86,437) (37,449)
Increase in shares outstanding 27,516 191,141

T. ROWE PRICE Real Assets Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Assets Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital. The fund has three classes of shares: the Real Assets Fund
(Investor Class), the Real Assets Fund–I Class (I Class) and the Real Assets
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such

T. ROWE PRICE Real Assets Fund

information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $21,786,000 of net gain on $49,772,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Real Assets Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Real Assets Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Real Assets Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Real Assets Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Closed-End Mutual Funds $ — $ 7,224 $ — $ 7,224
Common Stocks 6,406,889 3,078,882 3,137 9,488,908
Convertible Preferred Stocks — — 173,665 173,665
Equity Mutual Funds 52,859 — — 52,859
Preferred Stocks — — 162 162
Short-Term Investments 189,703 48,880 — 238,583
Securities Lending Collateral 98,506 — — 98,506
Options Purchased — 13,368 — 13,368
Total Securities 6,747,957 3,148,354 176,964 10,073,275
Swaps — 9,710 — 9,710
Forward Currency Exchange
Contracts — 4,581 — 4,581
Futures Contracts* 13,016 — — 13,016
Total $ 6,760,973 $ 3,162,645 $ 176,964 $ 10,100,582
Liabilities
Swaps $ — $ 23,882 $ — $ 23,882
Forward Currency Exchange
Contracts — 20,510 — 20,510
Futures Contracts* 4,333 — — 4,333
Total $ 4,333 $ 44,392 $ — $ 48,725

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $47,904,000 for the year ended December 31, 2024.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 3,490 $ 1,710 $ — $ (2,063) $ 3,137
Convertible Preferred Stocks 115,880 48,245 9,540 — 173,665
Preferred Stocks 149 13 — — 162
Total $ 119,519 $ 49,968 $ 9,540 $ (2,063) $ 176,964

T. ROWE PRICE Real Assets Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 4,028
Foreign exchange derivatives Forwards, Securities^ 14,155
Equity derivatives Bilateral Swaps, Futures, Securities^ 22,492
^
,*
Total $ 40,675
^
,*
Liabilities
Foreign exchange derivatives Forwards $ 20,510
Equity derivatives Bilateral Swaps, Futures 28,215
Total $ 48,725
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Real Assets Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ — $ 14,143 $ — $ (3,876) $ 10,267
Foreign exchange
derivatives — — (45,142) — (45,142)
Equity derivatives (11,670) 33,389 — (14,237) 7,482
Total $ (11,670) $ 47,532 $ (45,142) $ (18,113) $ (27,393)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 4,028 $ — $ (37) $ 3,991
Foreign exchange
derivatives 5,567 — (23,354) — (17,787)
Equity derivatives 4,832 (18,054) — (13,699) (26,921)
Total $ 10,399 $ (14,026) $ (23,354) $ (13,736) $ (40,717)
^ Options purchased are reported as securities.

T. ROWE PRICE Real Assets Fund

Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties

T. ROWE PRICE Real Assets Fund

to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $22,400,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of December 31, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $3,570,000 cash and securities valued at $2,843,000. As of December 31, 2024, securities valued at $25,637,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 15% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies;
as an efficient means of adjusting exposure to all or part of a target market;
or as a cash management tool. A futures contract provides for the future sale

T. ROWE PRICE Real Assets Fund

by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place.
The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended December 31,
2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 11% of net assets.
Options   The fund is subject to foreign currency exchange rate risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;
to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium

T. ROWE PRICE Real Assets Fund

paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended December 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 13% of net assets.
Swaps  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Real Assets Fund

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and
8% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact

T. ROWE PRICE Real Assets Fund

the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $94,336,000; the value of cash collateral and related investments was $98,826,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $4,728,808,000 and
$4,169,015,000, respectively, for the year ended December 31, 2024.

T. ROWE PRICE Real Assets Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/
tax adjustments relate primarily to redemptions in kind, the character of net currency gains or losses, the character of income on swaps and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 240,807 $ 221,283
($000s)
Cost of investments $ 9,203,448
Unrealized appreciation $ 1,615,186
Unrealized depreciation (744,019)
Net unrealized appreciation (depreciation) $ 871,167

T. ROWE PRICE Real Assets Fund

At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and certain open derivative contracts and differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals. During the year ended
December 31, 2024, the fund utilized $28,882,000 of capital loss carryforwards.
Other temporary differences relate primarily to deferral of REIT income and differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Net unrealized appreciation (depreciation) $ 871,167
Loss carryforwards and deferrals (375,616)
Other temporary differences 6,619
Total distributable earnings (loss) $ 502,170

T. ROWE PRICE Real Assets Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Real Assets Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $— $36 $(58,336)

T. ROWE PRICE Real Assets Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $121,000 for Price Associates; $180,000 for T. Rowe Price Services, Inc.; and $2,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $181,000 for shareholder servicing costs related to the college savings plans, of which $27,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 41% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management

T. ROWE PRICE Real Assets Fund

or control over the fund. At December 31, 2024, approximately 41% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2024.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index

T. ROWE PRICE Real Assets Fund

and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Real Assets Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price
Real Assets Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Real Assets Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Real Assets Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Real Assets Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $152,141,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $50,509,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $83,495,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F176-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2025